April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 120.8%
Corporate — 22.6%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.00%, 12/01/35	$23,975	$ 26,067,068
Sustainability Bonds, 5.00%, 07/01/53(a)	57,200	59,684,957
Sustainability Bonds, 5.00%, 12/01/53(a)	6,020	6,291,490
Sustainability Bonds, 5.50%, 10/01/54(a)	49,420	53,952,358
Series B, Sustainability Bonds, 5.00%, 01/01/55(a)	27,495	28,126,783
Series B, Sustainability Bonds, 5.00%, 03/01/56(a)	23,000	24,537,936
Series E, Sustainability Bonds, 5.00%, 02/01/55(a)	5,000	5,302,616
Series E-1, Sustainability Bonds, 5.00%, 02/01/54(a)	18,480	19,516,693
Series G, Sustainability Bonds, 5.25%, 11/01/54(a)	50,000	52,943,230
Series G, Sustainability Bonds, 5.00%, 11/01/55(a)	25,970	26,639,073
California Municipal Finance Authority, RB, Series A, AMT, 4.38%, 09/01/53(a)	2,935	3,051,924
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	20,845	22,238,065
		328,352,193
County/City/Special District/School District — 27.3%
Alvord Unified School District, GO
Series B, Election 2022, (BAM), 5.00%, 08/01/51	900	949,557
Series B, Election 2022, (AGM), 5.00%, 08/01/55	3,205	3,355,056
Anaheim City School District, GO, (AGM), 5.00%, 08/01/51	5,615	5,829,019
Antelope Valley Union High School District, GO
Series A, Election 2024, 5.00%, 08/01/50	5,000	5,292,723
Series A, Election 2024, 5.00%, 08/01/54	2,000	2,101,353
Berkeley Unified School District, GO, Series F, Election 2020, 5.00%, 08/01/54	10,000	10,514,552
Butte-Glenn Community College District, GO, Series D, Election 2016, 5.00%, 08/01/50	2,375	2,515,910
California Municipal Finance Authority, ST, Series A, 5.13%, 09/01/59	1,250	1,263,625
California Pollution Control Financing Authority, Refunding RB, 5.00%, 11/21/45(b)	2,500	2,542,077
California Statewide Communities Development Authority, SAB
Series B, 5.00%, 09/02/52	2,340	2,342,393
Series C, 4.00%, 09/02/50	4,985	4,264,101
California Statewide Communities Development Authority, SAB, M/F Housing, 5.00%, 09/02/39	1,060	1,100,725
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	20,280	21,649,912
Chaffey Joint Union High School District, GO, CAB(c)
Series H, Election 2012, 0.00%, 08/01/48	4,000	1,406,672
Series H, Election 2012, 0.00%, 08/01/49	3,750	1,258,246
City of Los Angeles, COP, (AGM), 6.20%, 11/01/31	1,200	1,203,657
City of Oakland California, GO, Series D, 5.25%, 07/15/48	3,215	3,420,742
Clovis Unified School District, GO
Series C, Election 2020, 4.00%, 08/01/48	7,275	6,984,129
Series A, Election 2024, 5.00%, 08/01/50	2,335	2,441,974
Corona-Norco Unified School District, GO, Series D, Election 2014, 5.00%, 08/01/49	4,240	4,496,322
Cupertino Union School District, GO, Series A, Election 2024, 5.75%, 08/01/50	3,775	4,244,713
Downey Unified School District, GO, Series B, 08/01/57(d)	3,500	3,685,269
Dublin Unified School District, GO
Series B, Election 2020, 4.00%, 08/01/45	4,000	3,978,868
Security	Par (000)	Value
County/City/Special District/School District (continued)
Dublin Unified School District, GO (continued)
Series B, Election 2020, 4.25%, 08/01/53	$5,805	$ 5,673,211
El Rancho Unified School District, GO, Series D, Election 2016, (SAW), 5.75%, 08/01/48	750	833,137
Elk Grove Unified School District, GO, Election 2024, 5.25%, 08/01/52	5,000	5,386,838
Etiwanda School District, GO, Series C, 5.25%, 08/01/52	7,175	7,500,720
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	3,685	3,598,712
Grossmont-Cuyamaca Community College District, GO, Series D, Election 2022, 5.00%, 08/01/56	10,000	10,546,960
Indio Finance Authority, Refunding RB, Series A, (AGM), 5.25%, 11/01/52	7,000	7,333,439
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/43	1,275	1,391,856
Jurupa Unified School District, GO, Series A, Election 2024, (BAM-TCRS), 5.25%, 08/01/50	10,000	10,672,548
La Canada Unified School District, GO, Series A, Election 2017, 5.00%, 08/01/47	6,945	7,093,570
La Mesa-Spring Valley School District, GO, Series B, 4.00%, 08/01/51	625	585,550
Las Virgenes Unified School District, GO
Series B, Election 2022, 5.25%, 08/01/51	4,500	4,806,515
Series B, Election 2022, 5.00%, 08/01/54	10,000	10,436,980
Long Beach Community College District, GO, Series E, 5.00%, 08/01/52	1,500	1,585,241
Los Altos Elementary School District, GO, Series A, Election 2024, 5.00%, 08/01/55	10,000	10,516,041
Menlo Park City School District, GO, Series A, Election 2024, 5.00%, 07/01/50	2,700	2,846,780
Modesto High School District, GO, Series B, Election 2022, 5.25%, 08/01/50	4,295	4,658,751
Mt San Antonio Community College District, GO
Series D, Election 2018, 4.00%, 08/01/49	3,500	3,364,587
Series A, Election 2024, 5.00%, 08/01/50	3,600	3,842,018
Municipal Improvement Corp of Los Angeles, RB, 5.50%, 05/01/55	7,000	7,501,145
Napa Valley Unified School District, GO, Series A, Election 2024, 5.25%, 08/01/50	3,500	3,757,447
New Haven Unified School District, GO, Series A, Election 2024, 5.00%, 08/01/50	13,225	13,875,263
Oak Grove School District, GO, Series A-1, 5.00%, 08/01/52	5,835	6,075,757
Ontario Montclair School District, GO, Series C, Election 2016, 5.25%, 08/01/52	4,000	4,206,355
Ontario Public Financing Authority, RB
Series A, 5.00%, 11/01/50	1,525	1,610,238
Series A, 5.25%, 11/01/55	2,500	2,669,565
Oxnard Union High School District, GO, Series B, 5.00%, 08/01/45	6,560	6,742,211
Pajaro Valley Unified School District, GO, Series A, Election 2024, 5.00%, 08/01/49	3,445	3,672,303
Peralta Community College District, GO
Series B, 5.50%, 08/01/52	2,500	2,664,163
Series C-1, Election 2018, 5.00%, 08/01/50	4,580	4,833,770
Ravenswood City School District, GO, Election 2022, (BAM), 5.25%, 08/01/53	7,570	7,924,753
Redwood City School District, GO, Series A, Election 2022, 5.00%, 08/01/52	6,000	6,281,785
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	4,000	4,016,089

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Salinas Union High School District, GO
Series B, Election 2020, 5.00%, 08/01/48	$7,250	$ 7,718,901
Series A, Election 2024, 5.00%, 08/01/50	1,500	1,583,113
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.00%, 10/15/50	5,000	5,282,282
San Diego Unified School District GO, Sustainability Bonds, 4.00%, 07/01/53	2,550	2,391,679
San Diego Unified School District, GO
Series O-2, Election 2008, Sustainability Bonds, 5.00%, 07/01/49	2,375	2,526,427
Series C-3, Election 2022, 5.00%, 07/01/50	11,060	11,728,690
Series A-3, Sustainability Bonds, 5.00%, 07/01/48	3,000	3,183,240
Series F-2, Sustainability Bonds, 4.25%, 07/01/52	6,270	6,134,178
San Francisco Bay Area Rapid Transit District, GO
Series A, Election 2016, Sustainability Bonds, 5.00%, 08/01/47	2,290	2,321,326
Series D-1, Election 2016, Sustainability Bonds, 4.00%, 08/01/47	9,075	8,779,461
Series E-1, Election 2016, Sustainability Bonds, 5.00%, 08/01/45	2,500	2,746,446
San Marcos Unified School District, GO, Series A, Election 2024, 5.25%, 08/01/55	2,700	2,883,258
San Mateo Foster City School District, GO, Series C, Election 2020, 5.00%, 08/01/51	1,825	1,913,426
San Mateo Joint Powers Financing Authority, RB
Series A, 5.00%, 07/15/43	1,965	2,029,652
Series A, 4.00%, 07/15/52	8,955	8,414,300
Santa Rosa High School District, GO, Series A, Election 2022, 4.00%, 08/01/49	4,050	3,893,308
Scotts Valley Unified School District, GO, Series A-1, Election 2024, 5.25%, 08/01/50	1,100	1,177,440
Sequoia Union High School District, GO
Election 2022, 5.00%, 07/01/48	2,195	2,354,792
Election 2022, 5.00%, 07/01/50	5,000	5,313,647
South Orange County Public Financing Authority, RB, 5.00%, 06/01/52	5,000	5,193,633
Sunnyvale School District, GO
Series A, Election 2024, 5.00%, 09/01/50	3,750	3,982,784
Series A, Election 2024, 5.00%, 09/01/56	2,500	2,630,552
Sweetwater Union High School District, GO, Series A-2, Election 2024, 4.00%, 02/01/55	3,470	3,212,633
Tamalpais Union High School District, GO
Series A, Election 2024, 4.00%, 08/01/47	4,670	4,591,694
Series A, Election 2024, 4.13%, 08/01/49	2,500	2,466,449
Series A, Election 2024, 4.13%, 08/01/50	6,605	6,462,121
Val Verde Unified School District, GO, Series C, Election 2020, (AGM), 4.00%, 08/01/49	5,000	4,778,714
Victor Valley Community College District, GO, Series F, 08/01/52(d)	3,225	3,410,215
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/38	3,250	3,272,514
		397,722,768
Education — 10.1%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/53	10,000	9,984,072
Series A, 5.00%, 10/01/55	11,420	12,024,254
Series U-7, 5.00%, 06/01/46	7,525	8,692,951
California Enterprise Development Authority, RB(b)
8.00%, 11/15/62	2,300	2,029,843
Series A, 5.00%, 07/01/50	600	563,624
Security	Par (000)	Value
Education (continued)
California Infrastructure & Economic Development Bank, RB, 5.00%, 05/15/50	$5,000	$ 5,264,412
California Municipal Finance Authority, Refunding RB(b)(e)(f)
5.00%, 08/01/39	615	462,157
5.00%, 08/01/48	860	571,393
California School Finance Authority, RB(b)
5.00%, 08/01/52	1,875	1,725,974
5.00%, 08/01/61	2,950	2,707,214
Series A, 5.00%, 07/01/54	1,150	1,121,341
Series A, 5.00%, 06/01/58	8,735	8,113,612
Series A, 5.00%, 07/01/59	2,565	2,432,732
Series A, 5.00%, 08/01/59	2,365	2,157,524
Series B, 4.00%, 07/01/45	965	830,839
California School Finance Authority, Refunding RB(b)
Series A, 5.88%, 06/01/53	700	701,727
Sustainability Bonds, 5.50%, 08/01/43	550	557,360
Sustainability Bonds, 5.50%, 08/01/47	525	523,010
California State University, RB
Series A, 5.25%, 11/01/48	3,010	3,239,599
Series A, 5.50%, 11/01/49	15,745	17,345,001
California State University, Refunding RB
Series A, 5.00%, 11/01/50	9,260	9,452,189
Series A, 5.25%, 11/01/50	18,640	20,254,850
Series A, 4.63%, 11/01/56	9,500	9,603,678
University of California, RB, Series CC, 5.00%, 05/15/53	2,140	2,267,070
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	3,160	3,070,720
Series BW, 5.00%, 05/15/54	12,500	13,159,975
Series O, 5.00%, 05/15/48	2,990	3,057,935
Series Q, 3.00%, 05/15/51	6,000	4,469,221
		146,384,277
Health — 6.0%
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/48	9,190	9,263,285
Series A, 5.00%, 11/01/49	2,095	2,206,747
California Health Facilities Financing Authority, Refunding RB
(FHLMC, FNMA, GNMA), 4.00%, 08/15/48	5,005	4,784,646
Series A, 4.00%, 04/01/45	3,570	3,346,265
Series A, 5.00%, 11/15/48	19,550	19,705,899
Series A, 5.00%, 08/15/51	5,000	5,219,286
Series A, 5.25%, 08/15/54	11,000	11,809,717
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/47	9,250	9,278,673
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	9,125	8,445,676
California Statewide Communities Development Authority, RB, Sustainability Bonds, 4.00%, 08/01/45	5,000	4,524,849
California Statewide Communities Development Authority, Refunding RB, Series A, 5.00%, 08/15/51	250	250,027
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	8,410	8,802,506
		87,637,576
Housing — 3.8%
California Housing Finance Agency, RB, M/F Housing
Class 3, 5.80%, 04/01/36(b)	2,140	2,122,246
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
California Housing Finance Agency, RB, M/F Housing (continued)
Series A, 4.25%, 01/15/35	$1	$ 626
Subordinate, 8.00%, 12/01/56(a)	1,900	1,884,304
Series 2021-2, Class A, Sustainability Bonds, (AGM), 3.75%, 03/25/35	12,635	12,782,602
Series U, Sustainability Bonds, (AGM), 4.10%, 09/01/40	10,000	10,014,836
Series V, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.10%, 09/01/40	10,000	10,014,836
California Municipal Finance Authority, RB, M/F Housing
Series A, (AGM), 4.88%, 11/01/43	3,100	3,187,657
Subordinate, 8.00%, 02/01/57(a)(b)	1,125	1,125,000
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	1,475	1,009,436
Mezzanine Lien, 4.00%, 05/01/57	7,500	5,032,878
San Diego Housing Authority, Inc., RB, M/F Housing, Series E, (AGM), 4.20%, 06/01/40	3,985	3,989,554
Santa Clara County Housing Authority, RB, M/F Housing, Series A, 6.00%, 08/01/41	3,500	3,565,055
		54,729,030
State — 9.1%
California State Public Works Board, RB
Series A, 5.00%, 04/01/45	8,670	9,443,275
Series A, 5.00%, 04/01/46	14,300	15,418,790
Series A, 5.00%, 09/01/49	3,050	3,228,277
Series A, 5.00%, 04/01/50	19,275	20,266,577
Series A, 5.00%, 09/01/50	2,075	2,185,768
Series C, 5.00%, 11/01/50	5,910	6,230,417
Series D, 5.00%, 11/01/47	18,275	19,346,471
State of California, GO, Class C, 5.00%, 11/01/50	5,985	6,346,776
State of California, Refunding GO
5.00%, 10/01/45	5,000	5,383,719
5.25%, 10/01/51	12,500	13,589,106
5.00%, 09/01/52	5,000	5,214,298
5.00%, 10/01/56	6,485	6,862,302
Series CX, 4.50%, 12/01/50	19,425	19,230,408
		132,746,184
Tobacco — 5.5%
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(c)	5,855	462,022
California County Tobacco Securitization Agency, Refunding RB
5.00%, 06/01/50	4,275	3,962,034
Series A, 4.00%, 06/01/49	2,755	2,445,487
California County Tobacco Securitization Agency, Refunding RB, CAB(c)
0.00%, 06/01/55	10,000	1,995,002
Series B-2, Subordinate, 0.00%, 06/01/55	10,650	1,753,433
California Statewide Financing Authority, RB(b)(c)
Series D, 0.00%, 06/01/55	5,000	304,648
Series L, 0.00%, 06/01/55	57,200	3,526,872
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	39,885	39,747,628
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	64,965	6,390,081
Security	Par (000)	Value
Tobacco (continued)
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(c)	$2,855	$ 1,421,731
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	14,070	14,125,933
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(c)	22,600	4,124,098
		80,258,969
Transportation — 24.6%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/37	3,790	3,812,103
Bay Area Toll Authority, RB, Series F2, Sustainability Bonds, 5.00%, 04/01/47	5,000	5,393,712
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	5,000	4,745,584
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB
Series B, AMT, (AGM), 4.38%, 07/01/49	2,400	2,269,230
Series B, AMT, 5.25%, 07/01/49	5,385	5,637,301
Series B, AMT, 5.25%, 07/01/54	10,000	10,341,120
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	42,785	24,815,300
California Municipal Finance Authority RB, 01/01/55(d)	1,535	1,542,673
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	21,415	18,975,191
California Municipal Finance Authority, RB
5.50%, 09/01/56	4,065	4,366,312
5.50%, 09/01/60	8,505	9,072,873
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	5,000	5,073,039
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	1,480	1,498,226
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,525	8,654,856
Series A, AMT, 4.00%, 05/15/49	5,000	4,500,453
Series B, AMT, 5.00%, 05/15/36	1,090	1,091,244
Series B, AMT, 5.00%, 05/15/41	14,500	14,510,022
Series B, AMT, 5.00%, 05/15/46	7,860	7,861,007
Series C, AMT, Subordinate, 5.00%, 05/15/44	4,130	4,151,658
AMT, Sustainability Bonds, 5.00%, 05/15/47	7,345	7,524,759
AMT, Sustainability Bonds, 5.25%, 05/15/47	3,900	4,062,180
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.50%, 05/15/40	3,490	3,804,918
AMT, 5.50%, 05/15/47	6,700	7,060,168
AMT, 5.00%, 05/15/48	1,500	1,513,756
Series A, AMT, 5.00%, 05/15/46	12,500	12,812,147
Series S, AMT, 5.00%, 05/15/40	4,450	4,685,678
AMT, Subordinate, 4.00%, 11/15/31(g)	115	120,918
City of Los Angeles Department of Airports, Refunding RB
Class D, Subordinate, 5.00%, 05/15/48	5,000	5,316,734
Series D, Subordinate, 5.25%, 05/15/51	5,000	5,372,364
County of Sacramento California Airport System Revenue, ARB
5.00%, 07/01/49	8,000	8,423,692
5.25%, 07/01/49	1,310	1,407,414
Series A, AMT, 5.25%, 07/01/50	1,300	1,348,760

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	$4,000	$ 4,089,345
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series B-2, 3.50%, 01/15/53	9,000	7,371,869
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/33	2,000	2,145,598
Series A, AMT, 5.00%, 03/01/37	1,280	1,293,403
Series A, AMT, 5.00%, 03/01/41	11,250	11,335,715
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	9,485	9,493,337
Series B, AMT, 5.00%, 07/01/48	6,890	7,025,838
Series B, AMT, 5.25%, 07/01/50	15,750	16,543,932
Series B, AMT, 5.00%, 07/01/53	6,000	6,080,639
Series B, AMT, Subordinate, 5.00%, 07/01/51	11,500	11,603,971
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/49	4,050	4,242,330
Series A, AMT, 5.00%, 05/01/49	4,000	4,003,796
Series A, AMT, 5.25%, 05/01/55	6,595	6,872,549
Series A, AMT, 5.50%, 05/01/55	16,120	17,128,274
Series D, AMT, 5.00%, 05/01/43	6,130	6,239,888
Series D, AMT, 5.50%, 05/01/55	8,755	9,295,992
Series E, AMT, 5.00%, 05/01/50	24,865	24,831,074
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series C, AMT, 5.75%, 05/01/48	6,900	7,446,492
		358,809,434
Utilities — 11.8%
California Infrastructure & Economic Development Bank, RB, Sustainability Bonds, 5.00%, 10/01/48	10,000	10,188,089
California Pollution Control Financing Authority, Refunding RB, 5.00%, 07/01/39(b)	1,000	1,025,014
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Subordinate, 5.00%, 06/01/55	5,000	5,303,201
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	15,000	14,305,381
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
Class D, 5.00%, 11/01/51	5,200	5,507,703
Class D, 5.00%, 11/01/55	14,550	15,279,620
Coachella Valley Water District Stormwater System Revenue, COP, Series A, 5.00%, 08/01/47	1,250	1,321,029
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	3,570	3,737,813
East Bay Municipal Utility District Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 06/01/50	1,435	1,533,328
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 06/01/49	3,835	3,961,099
Series A, Sustainability Bonds, 5.00%, 06/01/55	8,760	9,297,362
EaSt. Bay Municipal Utility District Water System Revenue, RB(d)
Series A, 06/01/51	4,500	4,832,052
Series A, 06/01/56	11,895	12,675,909
Livermore Valley Water Financing Authority, RB
Series A, 5.00%, 07/01/48	1,795	1,883,203
Security	Par (000)	Value
Utilities (continued)
Livermore Valley Water Financing Authority, RB (continued)
Series A, 5.00%, 07/01/53	$2,740	$ 2,844,978
Los Angeles County Public Works Financing Authority, RB
5.00%, 03/01/51	2,625	2,804,189
5.00%, 03/01/56	4,455	4,716,359
Mountain House Financing Authority, RB, Series A, Sustainability Bonds, (BAM), 4.00%, 12/01/50	4,500	4,288,343
Ontario Public Financing Authority, RB, Series A, 5.00%, 08/01/49	1,625	1,716,657
Puente Basin Water Agency, RB, Series A, 5.00%, 06/01/49	4,490	4,751,701
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 5.00%, 08/15/50	3,730	3,868,327
Series K, Sustainability Bonds, 5.00%, 08/15/53	17,000	17,841,629
Series M, Sustainability Bonds, 5.00%, 11/15/45	1,000	1,086,817
Series M, Sustainability Bonds, 5.00%, 11/15/49	2,770	2,946,329
San Diego Public Facilities Financing Authority, RB
Series A, 5.00%, 05/15/49	1,160	1,234,660
Series A, 5.00%, 05/15/54	10,175	10,690,976
Series A, Subordinate, 5.00%, 05/15/52	6,970	7,287,376
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 4.00%, 08/01/52	5,000	4,720,164
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series C, Sustainability Bonds, 5.00%, 10/01/49	1,975	2,099,865
Series C, Sustainability Bonds, 5.00%, 10/01/54	1,200	1,255,434
San Mateo Foster City Public Financing Authority, RB, 5.00%, 08/01/49	4,840	5,060,401
Santa Ana Public Financing Authority, Refunding RB, 5.00%, 09/01/49	1,685	1,778,431
		171,843,439
Total Municipal Bonds in California		1,758,483,870
Puerto Rico — 4.4%
State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	10,122	9,650,626
Series A-1, Restructured, 5.00%, 07/01/58	30,227	29,359,636
Series A-2, Restructured, 4.78%, 07/01/58	4,946	4,712,004
Series A-2, Restructured, 4.33%, 07/01/40	925	914,520
Series B-1, Restructured, 4.75%, 07/01/53	1,063	1,013,497
Series B-1, Restructured, 5.00%, 07/01/58	7,714	7,445,859
Series B-2, Restructured, 4.78%, 07/01/58	1,535	1,462,379
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	26,761	9,538,784
Total Municipal Bonds in Puerto Rico		64,097,305
Total Municipal Bonds — 125.2% (Cost: $1,818,135,091)		1,822,581,175
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
California — 33.0%
County/City/Special District/School District — 9.4%
California Municipal Finance Authority, RB, 5.00%, 06/01/48	15,000	15,276,701
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Clovis Unified School District, GO, Election 2020, Series B, 5.00%, 08/01/47	$10,000	$ 10,424,989
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/48	20,000	21,048,699
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Sustainability Bonds, Series A, 5.00%, 07/01/44	11,200	11,658,665
Los Angeles Unified School District, GO
Sustainability Bonds, 5.25%, 07/01/48	25,000	26,890,527
Series QRR, Sustainability Bonds, 5.25%, 07/01/47	10,000	10,704,339
Mt San Antonio Community College District, GO, Election 2024, Series A, 5.25%, 08/01/55	12,000	12,928,189
Murrieta Valley Unified School District, GO, Series 2025-ZL, 5.25%, 09/01/51(a)	11,700	12,252,423
Rio Hondo Community College District, GO, Election 2024, Series A, 5.25%, 08/01/55	14,000	14,972,241
		136,156,773
Education — 7.2%
California State University, Refunding RB
Series A, 5.00%, 11/01/48	10,070	10,304,904
Series A, 5.25%, 11/01/50(i)	20,000	21,732,672
Series A, 5.25%, 11/01/56(i)	13,000	13,941,606
University of California, RB, Series BK, 5.00%, 05/15/52	56,410	58,794,956
		104,774,138
Health — 1.9%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	25,625	26,820,950
State — 0.6%
State of California, Refunding GO, 5.00%, 03/01/49	8,750	9,338,504
Transportation — 11.4%
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	19,365	20,360,282
Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	25,000	26,644,595
Series S, AMT, 5.00%, 05/15/51(a)	19,235	19,500,410
San Diego County Regional Airport Authority, ARB, AMT, Series B, 5.00%, 07/01/48	20,795	21,204,979
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB(i)
2nd Series, Class D, AMT, 5.00%, 05/01/48	30,660	30,490,498
Series A, AMT, 5.00%, 05/01/47	16,735	16,637,029
Series A, AMT, 5.50%, 05/01/55	20,000	21,250,959
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, AMT, Series C, 5.75%, 05/01/48(i)	9,600	10,360,336
		166,449,088
Utilities — 2.5%
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/50	11,690	11,828,344
Security	Par (000)	Value
Utilities (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series A, Sustainability Bonds, 4.00%, 10/01/49	$12,790	$ 12,311,744
Series F, 5.00%, 10/01/54	11,865	12,413,102
		36,553,190
Total Municipal Bonds in California		480,092,643
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.0% (Cost: $472,431,654)		480,092,643

	Shares
Warrants
Construction & Engineering — 0.1%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(j)	356,356	623,623
Total Warrants — 0.1% (Cost: $ — )		623,623
Total Long-Term Investments — 158.3% (Cost: $2,290,566,745)		2,303,297,441
Short-Term Securities
Money Market Funds — 9.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.31%(k)(l)	136,817,167	136,830,849
Total Short-Term Securities — 9.4% (Cost: $136,830,849)		136,830,849
Total Investments — 167.7% (Cost: $2,427,397,594)		2,440,128,290
Liabilities in Excess of Other Assets — (11.3)%		(163,659,618)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.3)%		(295,213,290)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (36.1)%		(525,872,430)
Net Assets Applicable to Common Shares — 100.0%		$ 1,455,382,952

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 1, 2026 to May 1, 2033, is $69,652,038.

(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 18,804,567	$ 118,026,282 (a)	$ —	$ —	$ —	$ 136,830,849	136,817,167	$ 1,104,625	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,822,581,175	$ —	$ 1,822,581,175
Municipal Bonds Transferred to Tender Option Bond Trusts	—	480,092,643	—	480,092,643
Warrants	—	—	623,623	623,623
Short-Term Securities
Money Market Funds	136,830,849	—	—	136,830,849
	$136,830,849	$2,302,673,818	$623,623	$2,440,128,290
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(292,429,980)	$—	$(292,429,980)
VRDP Shares at Liquidation Value	—	(697,700,000)	—	(697,700,000)
	$—	$(990,129,980)	$—	$(990,129,980)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
MT	Mandatory Tender
RB	Revenue Bonds
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax